Retirement Benefits (Schedule of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
United States
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial loss, net of tax of $10 and $240, $9 and $215, respectively	$ 24	$ 22
Total in accumulated other comprehensive loss	24	22
Unrecognized actuarial loss, tax	10	9
Int’l
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial loss, net of tax of $10 and $240, $9 and $215, respectively	740	632
Total in accumulated other comprehensive loss	740	632
Unrecognized actuarial loss, tax	$ 240	$ 215